Recognized Restructuring and Other Items, Net (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Restructuring Cost and Reserve [Line Items]
Restructuring charges	$ 8,796	$ 9,033	$ 4,525
Other items			1,111
Net charge	$ 8,796	$ 9,033	$ 5,636